Leases - Right-of-use assets (Details) $ in Thousands	3 Months Ended
Mar. 31, 2022 USD ($)
Disclosure of quantitative information about right-of-use assets [line items]
Balance – Beginning of period	$ 3,059
Balance – End of period	2,920
Premises
Disclosure of quantitative information about right-of-use assets [line items]
Balance – Beginning of period	2,937
Balance – End of period	2,814
Others
Disclosure of quantitative information about right-of-use assets [line items]
Balance – Beginning of period	122
Balance – End of period	106
Costs
Disclosure of quantitative information about right-of-use assets [line items]
Balance – Beginning of period	5,304
Additions	141
Effects of foreign exchange	(33)
Balance – End of period	5,412
Costs | Premises
Disclosure of quantitative information about right-of-use assets [line items]
Balance – Beginning of period	4,974
Additions	141
Effects of foreign exchange	(31)
Balance – End of period	5,084
Costs | Others
Disclosure of quantitative information about right-of-use assets [line items]
Balance – Beginning of period	330
Additions	0
Effects of foreign exchange	(2)
Balance – End of period	328
Accumulated amortization
Disclosure of quantitative information about right-of-use assets [line items]
Balance – Beginning of period	(2,245)
Additions	(266)
Effects of foreign exchange	19
Balance – End of period	(2,492)
Accumulated amortization | Premises
Disclosure of quantitative information about right-of-use assets [line items]
Balance – Beginning of period	(2,037)
Additions	(249)
Effects of foreign exchange	16
Balance – End of period	(2,270)
Accumulated amortization | Others
Disclosure of quantitative information about right-of-use assets [line items]
Balance – Beginning of period	(208)
Additions	(17)
Effects of foreign exchange	3
Balance – End of period	$ (222)